Summary of significant accounting policies (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Accounting Policies [Abstract]
Schedule of inventory

Inventory is stated at lower of cost or market using the first-in, first-out (FIFO) valuation method. Inventory was comprised of the following at June 30, 2016, June 30, 2015, March 31, 2016 and March 31, 2015:

	June 30, 2016	June 30, 2015	March 31, 2016	March 31, 2015
Finished goods held for resale	$43,544	$-	$43,544	$-
Raw materials	-	-	-	30,521
	$43,544	$-	$43,544	$30,521

Schedule of common stock equivalents	The Company had the following common stock equivalents at September 30, 2016 and 2015:
	September 30, 2016	September 30, 2015
Options	160,000	160,000
Warrants	471,697	324,650
Totals	631,697	484,650

The Company had the following Common Stock equivalents at June 30, 2016, June 30, 2015, March 31, 2016 and 2015:

	June 30, 2016	June 30, 2015	March 31, 2016	March 31, 2015
Options	160,000	160,000	160,000	—
Warrants	471,697	324,650	324,650	—
Totals	631,697	484,650	484,650	—